Income tax expense - Numeric Reconciliation Of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerical reconciliation of income tax expense and tax at the statutory rate [Abstract]
Loss before income tax expense	$ (25,502)	$ (169,481)	$ (417,046)
Tax at the statutory tax rate of 30% (2023: 30%, 2022: 30%)	(7,650)	(50,844)	(125,114)
Tax effect amounts which are not deductible in calculating taxable income:
Non-deductible/non-allowable items	8,793	4,756	128,643
Tax effect of tax losses	1,143	(46,088)	3,529
Current year tax losses not recognized	1,207	28,349	534
Recognition of previously unrecognized tax losses	12
Recognition of previously unrecognized tax losses		0	1,019
Derecognition of previously recognized tax losses	860	0	0
Difference in overseas tax rates	(315)	1,979	203
Current year temporary differences not recognized	535	0	0
Prior year tax over/(under) provisions	(296)	(212)	(523)
Deconsolidation of Non-recourse SPVs	0	18,362	0
Other	307	0	0
Income tax expense	$ 3,453	$ 2,390	$ 2,724
Applicable tax rate (as percent)	30.00%	30.00%	30.00%